Document and Entity Information	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Entity File Number	001-40350
Entity Registrant Name	FTC Solar, Inc.
Entity Central Index Key	0001828161
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4816270
Entity Address, Address Line One	9020 N Capital of Texas Hwy, Suite I-260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	737
Local Phone Number	787-7906
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false